Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls MMBoe Bcf	Dec. 31, 2018 MMBbls MMBoe Bcf	Dec. 31, 2017 MMBbls MMBoe Bcf
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery | MMBoe	8	15	32
Worldwide [member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery
Purchase of minerals in place
Sale of minerals in place
Worldwide [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	582	422	525
Revisions of previous estimates	21	126	(72)
Extensions and discoveries	86	103	19
Improved recovery	8	15	33
Sale of minerals in place	(1)	(1)
Production for the year	(83)	(83)	(83)
Ending balance	613	582	422
Beginning balance	56	58	68
Revisions of previous estimates	4	(1)	4
Extensions and discoveries	14	13	5
Improved recovery
Purchase of minerals in place
Sale of minerals in place
Production for the year	(14)	(14)	(19)
Ending balance	60	56	58
Beginning balance | Bcf	2,481	2,520	2,923
Revisions of previous estimates | Bcf	(104)	178	(161)
Extensions and discoveries | Bcf	384	329	313
Purchase of minerals in place | Bcf			12
Sale of minerals in place | Bcf	(8)	(4)
Production for the year | Bcf	(512)	(542)	(567)
Ending balance | Bcf	2,241	2,481	2,520
Beginning balance	1,080	929	1,113
Revisions of previous estimates	7	157	(96)
Extensions and discoveries	169	174	80
Improved recovery	8	15	32
Purchase of minerals in place			2
Sale of minerals in place	(3)	(2)
Production for the year	(188)	(193)	(202)
Ending balance	1,073	1,080	929
Worldwide [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	339	286	380
Ending balance	301	339	286
Beginning balance	41	47	53
Ending balance	38	41	47
Beginning balance | Bcf	1,915	1,850	2,143
Ending balance | Bcf	1,743	1,915	1,850
Beginning balance	722	663	815
Ending balance	650	722	663
Worldwide [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	243	136	145
Ending balance	312	243	136
Beginning balance	15	11	15
Ending balance	22	15	11
Beginning balance | Bcf	566	670	780
Ending balance | Bcf	498	566	670
Beginning balance	358	266	298
Ending balance	423	358	266
Worldwide [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	582	422	525
Ending balance	613	582	422
Beginning balance	56	58	68
Ending balance	60	56	58
Beginning balance | Bcf	2,481	2,520	2,923
Ending balance | Bcf	2,241	2,481	2,520
Beginning balance	1,080	929	1,113
Ending balance	1,073	1,080	929
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	339	286	380
Ending balance	301	339	286
Beginning balance	41	47	53
Ending balance	38	41	47
Beginning balance | Bcf	1,915	1,850	2,143
Ending balance | Bcf	1,743	1,915	1,850
Beginning balance	722	663	815
Ending balance	650	722	663
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	243	136	145
Ending balance	312	243	136
Beginning balance	15	11	15
Ending balance	22	15	11
Beginning balance | Bcf	566	670	780
Ending balance | Bcf	498	566	670
Beginning balance	358	266	298
Ending balance	423	358	266
Argentina [member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery
Purchase of minerals in place
Sale of minerals in place
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	582	422	525
Revisions of previous estimates	21	126	(72)
Extensions and discoveries	86	103	19
Improved recovery	8	15	33
Sale of minerals in place	(1)	(1)
Production for the year	(83)	(83)	(83)
Ending balance	613	582	422
Beginning balance	56	58	68
Revisions of previous estimates	4	(1)	4
Extensions and discoveries	14	13	5
Improved recovery
Purchase of minerals in place
Sale of minerals in place
Production for the year	(14)	(14)	(19)
Ending balance	60	56	58
Beginning balance | Bcf	2,481	2,520	2,923
Revisions of previous estimates | Bcf	(104)	178	(161)
Extensions and discoveries | Bcf	384	329	313
Purchase of minerals in place | Bcf			12
Sale of minerals in place | Bcf	(8)	(4)
Production for the year | Bcf	(512)	(542)	(567)
Ending balance | Bcf	2,241	2,481	2,520
Beginning balance	1,080	929	1,113
Revisions of previous estimates	7	157	(96)
Extensions and discoveries	169	174	80
Improved recovery	8	15	32
Purchase of minerals in place			2
Sale of minerals in place	(3)	(2)
Production for the year	(188)	(193)	(202)
Ending balance	1,073	1,080	929
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	339	286	380
Ending balance	301	339	286
Beginning balance	41	47	53
Ending balance	38	41	47
Beginning balance | Bcf	1,915	1,850	2,143
Ending balance | Bcf	1,743	1,915	1,850
Beginning balance	722	663	815
Ending balance	650	722	663
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	243	136	145
Ending balance	312	243	136
Beginning balance	15	11	15
Ending balance	22	15	11
Beginning balance | Bcf	566	670	780
Ending balance | Bcf	498	566	670
Beginning balance	358	266	298
Ending balance	423	358	266
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	582	422	525
Ending balance	613	582	422
Beginning balance	56	58	68
Ending balance	60	56	58
Beginning balance | Bcf	2,481	2,520	2,923
Ending balance | Bcf	2,241	2,481	2,520
Beginning balance	1,080	929	1,113
Ending balance	1,073	1,080	929
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	339	286	380
Ending balance	301	339	286
Beginning balance	41	47	53
Ending balance	38	41	47
Beginning balance | Bcf	1,915	1,850	2,143
Ending balance | Bcf	1,743	1,915	1,850
Beginning balance	722	663	815
Ending balance	650	722	663
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	243	136	145
Ending balance	312	243	136
Beginning balance	15	11	15
Ending balance	22	15	11
Beginning balance | Bcf	566	670	780
Ending balance | Bcf	498	566	670
Beginning balance	358	266	298
Ending balance	423	358	266
Other foreign [Member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery
Purchase of minerals in place
Sale of minerals in place
Other foreign [Member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery
Purchase of minerals in place
Sale of minerals in place